Employee benefit plans - Components of net periodic benefit cost (Details) - Defined Benefit Pension Plans - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of defined benefit plans [line items]
Service cost	€ 6,838,000	€ 7,063,000	€ 13,632,000	€ 14,170,000
Net interest cost	3,240,000	2,753,000	6,448,000	5,538,000
Net periodic benefit costs	€ 10,078,000	€ 9,816,000	€ 20,080,000	€ 19,708,000